INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate and the actual provision of income taxes
Net income (loss) before income tax provision	$ (251,618)	$ 15,042,856	$ (4,143,261)
Statutory tax rate in the PRC ( as a percent)	25.00%	25.00%	25.00%
Income tax expense (benefit) at statutory tax rate in the PRC	(62,905)	3,760,714	(1,035,815)
Non-deductible expenses	87,516	(296,707)	4,023,013
Effect of tax holidays and concessions	(388,904)	(5,113,717)	(3,245,281)
Effect of income tax rate difference in other jurisdictions	1,609,991	1,298,988	169,024
Changes in valuation allowance	76,670	824,264	180,112
Income tax expenses	1,322,368	473,542	91,053
No Tax Holidays In Effect
Changes in provisions for income taxes and net income per share
Changes in income tax expenses	$ 388,904	$ 5,113,717	$ 3,245,281
No Tax Holidays In Effect | Earnings per share, Basic
Changes in provisions for income taxes and net income per share
Decrease in net income per ordinary share (in dollars per share)	$ (0.01)	$ 0.17	$ 0.25
No Tax Holidays In Effect | Earnings per share, Diluted
Changes in provisions for income taxes and net income per share
Decrease in net income per ordinary share (in dollars per share)	$ (0.01)	$ 0.17	$ 0.25